Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 828,837	$ 799,697	$ 696,089	$ 448,626	$ 376,163	$ 226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,105		2,516
Trade receivables from sales of cobalt	4,945		6,642
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	828,837		696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,105		2,516
Trade receivables from sales of cobalt	4,945		6,642
Refundable deposit - 777 PMPA	8,393		8,073
Other accounts receivables	921		1,029
Maximum exposure to credit risk related to financial assets	$ 844,201		$ 714,349